CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Share Capital and premium [Member] [1]	Treasury Stock	Reserve from share-based payment transactions [Member]	Translation reserve [Member]	Accumulated deficit	Equity attributable to owners of parent [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2019	$ 25,947	$ 0	$ 2,677	$ 309	$ (4,273)	$ 24,660	$ 1,449	$ 26,109
Net Loss	0	0	0	0	(28,698)	(28,698)	(36)	(28,734)
Other comprehensive income (loss)	0	0	0	920	(30)	890	100	990
Total comprehensive loss	0	0	0	920	(28,728)	(27,808)	64	(27,744)
Exercise of options	834	0	(222)	0	0	612	0	612
Share-based compensation	0	0	3,382	0	0	3,382	0	3,382
Expired options	8	0	(8)	0	0	0	0	0
Exercise of warrants and compensation options	10,251	0	0		0	10,251	0	10,251
Balance at Dec. 31, 2020	37,040	0	5,829	1,229	(33,001)	11,097	1,513	12,610
Net Loss	0	0	0	0	(17,763)	(17,763)	(755)	(18,518)	[2]
Other comprehensive income (loss)	0	0	0	1,385	21	1,406	3	1,409	[2]
Total comprehensive loss	0	0	0	1,385	(17,742)	(16,357)	(752)	(17,109)	[2]
Issuance of treasury common shares	0	(660)	0	0	0	(660)	0	(660)
Exercise of options	1,053	0	(920)	0	0	133	0	133
Share-based compensation	0	0	7,471	0	0	7,471	0	7,471
Expired options	32	0	(32)	0	0	0	0	0
Exercise of warrants and compensation options	4,293	0	0	0	0	4,293	0	4,293
Issuance of common shares, net of issuance costs	195,259	0	0	0	0	195,259	2,948	198,207
Balance at Dec. 31, 2021	237,677	(660)	12,348	2,614	(50,743)	201,236	3,709	204,945
Net Loss	0	0	0	0	(188,890)	(188,890)	(2,411)	(191,301)
Other comprehensive income (loss)	0	0	0	(1,331)	59	(1,272)	(153)	(1,425)
Total comprehensive loss	0	0	0	(1,331)	(188,831)	(190,162)	(2,564)	(192,726)
Issuance of treasury common shares	0	(660)	0	0	0	660	0	660
Issuance of shares, net of issuance costs of $178	6,818	0	0	0	0	6,818	0	6,818
Exercise of options	992	0	(659)	0	0	333	0	333
Share-based compensation	0	0	3,767	0	0	3,767	0	3,767
Expired options	289	0	(289)	0	0	0	0	0
Balance at Dec. 31, 2022	$ 245,776	$ 0	$ 15,167	$ 1,283	$ (239,574)	$ 22,652	$ 1,145	$ 23,797

[1]	Including the effect of Share Consolidation (See note 18a).
[2]	Reclassified in respect of discontinued operations - see Note 24.